Related Parties - Additional Information (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Administrative expenses	S/ 788,677	S/ 704,565	S/ 477,524
Non Executive [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation, share-based payment	9,145	3,675
Board Of Directors [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation	5,781	5,027	4,006
Enfoca [Member]
Disclosure of transactions between related parties [line items]
Travel expense	9		904
Administrative expenses		1,229	2,451
Consultant fees		445
Sales commission and advertisement expenses	1,761	1,106	1,036
CO | Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation	23,230	14,844	14,022
MX | Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation	60,132	55,556
PE | Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation	S/ 99,505	S/ 81,674	S/ 84,978